Hedging Transactions And Derivative Financial Instruments (Summary of Notional Values and Pretax Impact in Fair Values of Net Investment Hedges) (Details) $ in Millions	3 Months Ended
Sep. 27, 2019 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	$ 1,956.5
Gain (Loss) Recognized in OCI	12.2
Net investment hedging | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	650.0
Gain (Loss) Recognized in OCI	(0.7)
Net investment hedging | Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	650.0
Gain (Loss) Recognized in OCI	5.7
Net investment hedging | Foreign currency denominated debt
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	656.5
Gain (Loss) Recognized in OCI	$ 7.2